Financial information by segment (Tables)	12 Months Ended
Dec. 31, 2018
Financial information by segment [Abstract]
Revenues and Further Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the years 2018, 2017 and 2016:

	Revenue			Further Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Geography	2018	2017	2016	2018	2017	2016
North America	$357,177	$332,705	$337,061	$308,748	$282,328	$284,691
South America	123,214	120,797	118,764	100,234	108,766	124,599
EMEA	563,431	554,879	515,972	441,625	388,216	354,020
Total	$1,043,822	$1,008,381	$971,797	$850,607	$779,310	$763,310

	Revenue			Further Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Business sectors	2018	2017	2016	2018	2017	2016
Renewable energy	$793,557	$767,226	$724,325	$664,428	$569,193	$538,427
Efficient natural gas	130,799	119,784	128,046	93,858	106,140	106,492
Electric transmission lines	95,998	95,096	95,137	78,461	87,695	104,795
Water	23,468	26,275	24,288	13,860	16,282	13,596
Total	$1,043,822	$1,008,381	$971,797	$850,607	$779,310	$763,310

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the parent company is as follows:

	For the year ended December 31,
	2018	2017	2016
Profit/(Loss) attributable to the Company	$41,596	$(111,804)	$(4,855)
Profit attributable to non-controlling interests	13,673	6,917	6,522
Income tax	42,659	119,837	1,666
Share of profits/(losses) of associates	(5,231)	(5,351)	(6,646)
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	-	10,383	27,948
Financial expense, net	395,213	448,368	405,750
Depreciation, amortization, and impairment charges	362,697	310,960	332,925
Total segment Further Adjusted EBITDA	$850,607	$779,310	$763,310

Assets and liabilities by geography
b)	The assets and liabilities by operating segments (and business sector) at the end of 2018 and 2017 are as follows:

Assets and liabilities by geography as of December 31, 2018:

	North America	South America	EMEA	Balance as of December 31, 2018
Assets allocated
Contracted concessional assets	3,453,652	1,210,624	3,884,905	8,549,181
Investments carried under the equity method	-	-	53,419	53,419
Current financial investments	147,213	61,959	30,080	239,252
Cash and cash equivalents (project companies)	195,678	41,316	287,456	524,450
Subtotal allocated	3,796,543	1,313,899	4,255,860	9,366,302
Unallocated assets
Other non-current assets				188,736
Other current assets (including cash and cash equivalents at holding company level)				363,993
Subtotal unallocated				552,729
Total assets				9,919,031

	North America	South America	EMEA	Balance as of December 31, 2018
Liabilities allocated
Long-term and short-term project debt	1,725,961	900,801	2,464,352	5,091,114
Grants and other liabilities	1,527,724	7,550	122,852	1,658,126
Subtotal allocated	3,253,685	908,351	2,587,204	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt				684,073
Other non-current liabilities				523,827
Other current liabilities				205,779
Subtotal unallocated				1,413,679
Total liabilities				8,162,919
Equity unallocated				1,756,112
Total liabilities and equity unallocated				3,169,791
Total liabilities and equity				9,919,031

Assets and liabilities by geography as of December 31, 2017:

	North America	South America	EMEA	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	3,770,169	1,100,778	4,213,323	9,084,270
Investments carried under the equity method	-	-	55,784	55,784
Current financial investments	116,451	59,831	31,263	207,545
Cash and cash equivalents (project companies)	149,236	42,548	329,078	520,862
Subtotal allocated	4,035,856	1,203,157	4,629,448	9,868,461
Unallocated assets
Other non-current assets				210,378
Other current assets (including cash and cash equivalents at holding company level)				413,500
Subtotal unallocated				623,878
Total assets				10,492,339

	North America	South America	EMEA	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	1,821,102	876,063	2,778,043	5,475,208
Grants and other liabilities	1,593,048	810	42,202	1,636,060
Subtotal allocated	3,414,150	876,873	2,820,245	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt				643,083
Other non-current liabilities				657,345
Other current liabilities				185,190
Subtotal unallocated				1,485,618
Total liabilities				8,596,886
Equity unallocated				1,895,453
Total liabilities and equity unallocated				3,381,071
Total liabilities and equity				10,492,339

Assets and liabilities by business sectors
Assets and liabilities by business sectors as of December 31, 2018:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
Assets allocated
Contracted concessional assets	6,998,020	580,997	882,980	87,184	8,549,181
Investments carried under the equity method	10,257	-	-	43,162	53,419
Current financial investments	15,396	147,192	61,102	15,562	239,252
Cash and cash equivalents (project companies)	453,096	45,625	14,043	11,686	524,450
Subtotal allocated	7,476,769	773,814	958,125	157,594	9,366,302
Unallocated assets
Other non-current assets					188,736
Other current assets (including cash and cash equivalents at holding company level)					363,993
Subtotal unallocated					552,729
Total assets					9,919,031

Liabilities allocated	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
Long-term and short-term project debt	3,868,626	545,123	647,820	29,545	5,091,114
Grants and other liabilities	1,656,146	161	1,025	794	1,658,126
Subtotal allocated	5,524,772	545,284	648,845	30,339	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt					684,073
Other non-current liabilities					523,827
Other current liabilities					205,779
Subtotal unallocated					1,413,679
Total liabilities					8,162,919
Equity unallocated					1,756,112
Total liabilities and equity unallocated					3,169,791
Total liabilities and equity					9,919,031

Assets and liabilities by business sectors as of December 31, 2017:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	7,436,362	660,387	897,269	90,252	9,084,270
Investments carried under the equity method	12,419	-	-	43,365	55,784
Current financial investments	17,249	116,430	59,289	14,577	207,545
Cash and cash equivalents (project companies)	452,792	39,064	15,325	13,681	520,862
Subtotal allocated	7,918,822	815,881	971,883	161,875	9,868,461
Unallocated assets
Other non-current assets					210,378
Other current assets (including cash and cash equivalents at holding company level)					413,500
Subtotal unallocated					623,878
Total assets					10,492,339

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	4,162,596	579,173	698,346	35,093	5,475,208
Grants and other liabilities	1,635,508	552	-	-	1,636,060
Subtotal allocated	5,798,104	579,725	698,346	35,093	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt					643,083
Other non-current liabilities					657,345
Other current liabilities					185,190
Subtotal unallocated					1,485,618
Total liabilities					8,596,886
Equity unallocated					1,895,453
Total liabilities and equity unallocated					3,381,071
Total liabilities and equity					10,492,339

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the year ended December 31,
Depreciation, amortization and impairment by geography	2018	2017	2016
North America	(166,046)	(123,726)	(129,478)
South America	(42,368)	(40,880)	(62,387)
EMEA	(154,283)	(146,354)	(141,060)
Total	(362,697)	(310,960)	(332,925)

	For the year ended December 31,
Depreciation, amortization and impairment by business sectors	2018	2017	2016
Renewable energy	(323,438)	(282,376)	(304,235)
Electric transmission lines	(28,925)	(28,584)	(28,690)
Efficient natural gas	(10,334)	-	-
Total	(362,697)	(310,960)	(332,925)